Expense Example, No Redemption - FidelityTotalBondFund-AMCIZPRO - FidelityTotalBondFund-AMCIZPRO - Fidelity Total Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Total Bond Fund - Class A
Expense Example, No Redemption:
1 Year	$ 474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Total Bond Fund - Class C
Expense Example, No Redemption:
1 Year	155
3 Years	480
5 Years	829
10 Years	1,604
Fidelity Advisor Total Bond Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	630
5 Years	800
10 Years	1,293
Fidelity Advisor Total Bond Fund - Class I
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	628
Fidelity Advisor Total Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500